Note 12 Financial assets at fair value through other comprehensive income equity instruments (Details) - EUR (€)	Jun. 30, 2021	Dec. 31, 2020
Amortised cost [Member]
Non listed equity instruments [Line Items]
Total Equity instruments at fair value through other comprehensive income	€ 2,396,000,000	€ 2,344,000,000
Amortised cost [Member] | UNITED STATES
Listed equity instruments [Line Items]
Listed equity instruments	30,000,000	27,000,000
Amortised cost [Member] | MEXICO
Listed equity instruments [Line Items]
Listed equity instruments	1,000,000	1,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	0	0
Amortised cost [Member] | TURKEY
Listed equity instruments [Line Items]
Listed equity instruments	2,000,000	2,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	5,000,000	5,000,000
Amortised cost [Member] | Other Countries [Member]
Listed equity instruments [Line Items]
Listed equity instruments	69,000,000	70,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	50,000,000	52,000,000
Amortised cost [Member] | National company shares [Member]
Listed equity instruments [Line Items]
Listed equity instruments	2,235,000,000	2,182,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	5,000,000	5,000,000
Amortised cost [Member] | Foreign company shares [Member]
Listed equity instruments [Line Items]
Listed equity instruments	101,000,000	100,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	55,000,000	58,000,000
Amortised cost [Member] | Subtotal listed equity instruments [Member]
Listed equity instruments [Line Items]
Listed equity instruments	2,336,000,000	2,282,000,000
Amortised cost [Member] | Subtotal unlisted equity instruments [Member]
Non listed equity instruments [Line Items]
Unlisted equity instruments	60,000,000	62,000,000
At fair value [member]
Non listed equity instruments [Line Items]
Total Equity instruments at fair value through other comprehensive income	1,347,000,000	1,100,000,000
At fair value [member] | UNITED STATES
Listed equity instruments [Line Items]
Listed equity instruments	30,000,000	27,000,000
At fair value [member] | MEXICO
Listed equity instruments [Line Items]
Listed equity instruments	32,000,000	34,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	1,000,000	1,000,000
At fair value [member] | TURKEY
Listed equity instruments [Line Items]
Listed equity instruments	5,000,000	6,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	5,000,000	5,000,000
At fair value [member] | Other Countries [Member]
Listed equity instruments [Line Items]
Listed equity instruments	58,000,000	54,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	98,000,000	94,000,000
At fair value [member] | National company shares [Member]
Listed equity instruments [Line Items]
Listed equity instruments	1,114,000,000	873,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	5,000,000	5,000,000
At fair value [member] | Foreign company shares [Member]
Listed equity instruments [Line Items]
Listed equity instruments	126,000,000	121,000,000
Non listed equity instruments [Line Items]
Unlisted equity instruments	103,000,000	100,000,000
At fair value [member] | Subtotal listed equity instruments [Member]
Listed equity instruments [Line Items]
Listed equity instruments	1,239,000,000	995,000,000
At fair value [member] | Subtotal unlisted equity instruments [Member]
Non listed equity instruments [Line Items]
Unlisted equity instruments	€ 108,000,000	€ 105,000,000